INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current deferred tax assets (liabilities):
Valuation allowance	$ 0	$ 0
Total current deferred tax asset (liability)	0	0
Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	1,936,917	2,073,432
Intangible assets amortization	1,687,645	1,253,096
Net operating loss carry forwards	8,011,600	5,725,115
Stock based compensation	2,016,952	1,878,003
Loss (gain) on debt extinguishment	(1,207,765)	(1,679,863)
Less: valuation allowance	12,445,349	(9,249,783)
Total noncurrent deferred tax asset (liability)	0	0
Total deferred tax asset (liability)	$ 0	$ 0